Accrued Expenses and Other Current Liabilities (Q3) (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accrued Expenses and Other Current Liabilities [Abstract]
Settlement payable of incentive units on 2016 Plan	$ 2,108	$ 1,060	$ 0
Income, sales and other taxes payable	2,710	664	1,428
Accrued professional service fees	1,452	184
Accrued legal expenses	1,185	196
Accrued infrastructure expenses	567	0
Employee compensation and benefits	477	320	1,460
Settlement payable to a former director	406	204	0
Deferred rent	362	196
Other accrued expenses	1,162	715
Accrued expenses and other current liabilities	$ 10,429	$ 3,539	$ 11,043